As filed with the Securities and Exchange Commission on June 21, 2005
Registration No. 333-123699

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒ Pre-Effective Amendment No. 3
☐ Post-Effective Amendment No.
Gladstone Investment Corporation
(Exact name of registrant as specified in its charter)

Delaware (State of Incorporation)	83-0423116 (I.R.S. Employer Identification No.)

1521 Westbranch Drive, Suite 200
McLean, Virginia 22102
(703) 287-5800
(Address and telephone number, including area code, of principal executive offices)

David Gladstone
Chairman and Chief Executive Officer
Gladstone Investment Corporation
1521 Westbranch Drive, Suite 200
McLean, Virginia 22102
(Name and address of agent for service)

Copies to:
Thomas R. Salley, Esq.
Darren K. DeStefano, Esq.
Noah B. Pittard, Esq.
Cooley Godward LLP
One Freedom Square
Reston Town Center
11951 Freedom Drive
Reston, Virginia 20190
(703) 456-8000
(703) 456-8100 (facsimile)	John A. Good, Esq. Helen W. Brown, Esq. Bass, Berry & Sims PLC The Tower at Peabody Place 100 Peabody Place, Suite 900 Memphis, Tennessee 38103-3672 (901) 543-5900 (888) 543-5999 (facsimile)

      Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.     ☐
      The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Part C
Other information

Item 25.	Financial Statements and Exhibits

1.	Financial Statements
      The following financial statements of Gladstone Investment Corporation (the “Company” or the “Registrant”) are included in the registration statement in “Part A: Information Required in a Prospectus”:

Audited Balance Sheet
Report of Independent Registered Public Accounting Firm	F-2
Balance Sheet as of March 31, 2005	F-3
Notes	F-4

2.	Exhibits

Exhibit
Number	Description

a.1†	Certificate of Incorporation.
a.2†	Form of Amended and Restated Certificate of Incorporation to be filed prior to completion of this offering.
b.1†	Bylaws.
b.2	Amended and Restated Bylaws.
c	Not applicable.
d	Specimen Stock Certificate.
e	Dividend Reinvestment Plan.
f	Not applicable.
g†	Form of Investment Advisory and Management Agreement between the Company and Gladstone Management Corporation.
h	Form of Underwriting Agreement.
i	Not applicable.
j	Custody Agreement with The Bank of New York with respect to safekeeping.
k.1†	Form of Stock Transfer Agency Agreement between the Company and the Bank of New York.
k.2†	Form of Administration Agreement between the Company and Gladstone Administration, LLC.
k.3†	Trademark License Agreement between the Company and Gladstone Management Corporation.
l†	Opinion of Cooley Godward LLP.
m	Not applicable.
n.1	Consent of independent registered public accounting firm.
n.2†	Consent of Cooley Godward LLP (included in Exhibit l).
n.3†	Consent of Anthony W. Parker to serve as director.
n.4†	Consent of David A.R. Dullum to serve as director.
n.5†	Consent of Michela A. English to serve as director.
n.6†	Consent of Paul W. Adelgren to serve as director.
n.7†	Consent of Maurice W. Coulon to serve as director.
n.8†	Consent of John H. Outland to serve as director.
o	Not applicable.
p†	Founder Stock Purchase Agreement dated February 18, 2005.
q	Not applicable.
r†	Code of Business Conduct and Ethics.

†	previously filed.

Item 26.	Marketing Arrangements
      The information contained under the heading “Underwriting” on page 81 of the prospectus is incorporated herein by reference.

Item 27.	Other Expenses of Issuance and Distribution

Commission registration fee	$24,364
Nasdaq National Market Listing Fee	100,000
Accounting fees and expenses	75,000	*
Legal fees and expenses	750,000	*
Printing and engraving	225,000	*
Transfer agent and registrar fees	25,000	*
Miscellaneous fees and expenses	100,636	*

Total	$1,300,000	*

*	Estimated for filing purposes.
      All of the expenses set forth above shall be borne by the Company.

Item 28.	Persons Controlled By or Under Common Control
Entities under common control with the Company:
Gladstone Capital Corporation, Maryland corporation controlled by the Company’s board of directors
Gladstone Capital Advisers, Inc., Delaware corporation and wholly-owned subsidiary of Gladstone Capital Corporation
Gladstone Commercial Corporation, Maryland corporation controlled by the Company’s board of directors
Gladstone Commercial Partners, LLC, Delaware limited liability company and wholly-owned subsidiary of Gladstone Commercial
Gladstone Commercial Limited Partnership, Delaware limited partnership controlled by its general partner Gladstone Commercial Partners, LLC
Gladstone Land Corporation, Delaware corporation, controlled, through 100% stock ownership, by David Gladstone
Gladstone Management Corporation, Delaware corporation controlled, through 100% stock ownership, by David Gladstone
Gladstone Administration, LLC, Delaware limited liability company and wholly-owned subsidiary of Gladstone Management Corporation.

Item 29.	Number of Holders of Securities
      The following table sets forth the approximate number of record holders of the Company’s common stock at June 21, 2005.

Number of
Title of Class	Record Holders

Common stock, $0.001 par value per share	1

Item 30.	Indemnification
      Subject to the 1940 Act or any valid rule, regulation or order of the SEC thereunder, the registrant’s amended and restated certificate of incorporation and bylaws provide that it will indemnify any person who was or is a party or is threatened to be made a party to any threatened action, suit or proceeding whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of the registrant, or is or was serving at the request of the registrant as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise to the maximum extent permitted by Section 145 of the Delaware General Corporation Law. The 1940 Act provides that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct. In addition to any indemnification to which directors and officers of the registrant are entitled pursuant to its certificate of incorporation and bylaws and the Delaware General Corporation Law, the registrant’s certificate of incorporation and bylaws permit it to indemnify its other employees and agents to the fullest extent permitted by the Delaware General Corporation Law, whether such employees or agents are serving the registrant or, at its request, any other entity.

Item 31.	Business and Other Connections of Investment Adviser
      A description of any other business, profession, vocation or employment of a substantial nature in which Gladstone Management Corporation, and each director or executive officer of Gladstone Management, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management.” Additional information regarding Gladstone Management and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission, and is incorporated herein by reference.

Item 32.	Location of Accounts and Records
      The Registrant maintains at its principal office physical possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder.

Item 33.	Management Services
      Not applicable.

Item 34.	Undertakings
      1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of its registration statement, (1) the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.
      2. The Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rules 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-effective Amendment No. 3 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean, in the Commonwealth of Virginia, on the 21st day of June, 2005.

GLADSTONE INVESTMENT CORPORATION

By:	/s/ David Gladstone

David Gladstone
Chairman of the Board and Chief
Executive Officer
      Pursuant to the requirements of the Securities Act of 1933, this Pre-effective Amendment No. 3 to this Registration Statement has been signed by the following persons in the capacities indicated on June 21, 2005.

Signature		Title

/s/ David Gladstone David Gladstone		Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

* Terry Lee Brubaker		Vice Chairman, Chief Operating Officer and Director

* George Stelljes III		President, Chief Investment Officer and Director

* Harry T. Brill, Jr.		Chief Financial Officer (Principal Financial and Accounting Officer)

*By:	/s/ David Gladstone David Gladstone Attorney-in-Fact

Exhibit List

Exhibit
Number	Description

a.1†	Certificate of Incorporation.
a.2†	Form of Amended and Restated Certificate of Incorporation to be filed prior to completion of this offering.
b.1†	Bylaws.
b.2	Amended and Restated Bylaws.
c	Not applicable.
d	Specimen Stock Certificate.
e	Dividend Reinvestment Plan.
f	Not applicable.
g†	Form of Investment Advisory and Management Agreement between the Company and Gladstone Management Corporation.
h	Form of Underwriting Agreement.
i	Not applicable.
j	Custody Agreement with The Bank of New York with respect to safekeeping.
k.1†	Form of Stock Transfer Agency Agreement between the Company and the Bank of New York.
k.2†	Form of Administration Agreement between the Company and Gladstone Administration, LLC.
k.3†	Trademark License Agreement between the Company and Gladstone Management Corporation.
l†	Opinion of Cooley Godward LLP.
m	Not applicable.
n.1	Consent of independent registered public accounting firm.
n.2†	Consent of Cooley Godward LLP (included in Exhibit l).
n.3†	Consent of Anthony W. Parker to serve as director.
n.4†	Consent of David A.R. Dullum to serve as director.
n.5†	Consent of Michela A. English to serve as director.
n.6†	Consent of Paul W. Adelgren to serve as director.
n.7†	Consent of Maurice W. Coulon to serve as director.
n.8†	Consent of John H. Outland to serve as director.
o	Not applicable.
p†	Founder Stock Purchase Agreement dated February 18, 2005.
q	Not applicable.
r†	Code of Business Conduct and Ethics.

†	previously filed.